Post-employment benefit obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation that would have been caused by a 1% decrease in discount rate	$ 4,900	$ 3,700
Increase (decrease) in defined benefit obligation that would have been caused by a 1% increase in discount rate	$ 100	$ 100
Expected percentage return on plan assets	4.20%	3.80%
Expected contributions to pension benefit plans	$ 1,200
Actuarial gain (loss) on post-employment benefit obligations	$ 1,051	$ (551)
Expected average service life of active plan participants	9 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	$ 29,500	25,100
Increase (decrease) in defined benefit obligation 1% increase	29,500	25,100
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	34,400	28,800
Increase (decrease) in defined benefit obligation 1% increase	$ 29,600	$ 25,200